Entity Level Disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 436	$ 467	$ 549
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	315	115	345
Switzerland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3	74
South Korea [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	7	52
Italy [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	9	49	3
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	12	22	119
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 90	$ 155	$ 82